Lease Arrangements (Summary Of Future Minimum Rental Payments And Sublease Rentals To Be Received Under Operating Leases) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Lease Arrangements [Abstract]
2019	$ 26,791
2020	24,152
2021	19,669
2022	13,851
2023	8,179
Thereafter	10,974
Total minimum rental payments	$ 103,616